NATURE OF OPERATIONS AND MANAGEMENT’S PLANS	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND MANAGEMENT’S PLANS

NOTE 1 – NATURE OF OPERATIONS AND MANAGEMENT’S PLANS

SVH is an investment Company incorporated outside India. The registered office of the Company is at the offices of Amicorp Cayman Fiduciary Limited, 2nd Floor, Regatta office Park, West Bay Road, P.O. Box 10655, Grand Cayman KY1 – 1006, Cayman Islands or at such other place as the Directors may from time to time decide. The Company has invested in one subsidiary, SVM, which is a clean tech electric two-wheeler manufacturer and with the goal to produce the best riding E2W vehicles for personal commuting. SVH believes that there is significant untapped engineering talent in India who are starving for an environmentally-friendly opportunity. While SVH invents, manufactures, and sells E2W vehicles it will create many opportunities at all levels for the people who are truly passionate. SVH wants these engineers to follow their hearts to create something useful for the larger community.